Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions	$ 0.0	$ 14.5	$ 0.0
Income / (loss) from discontinued operations before income tax	0.0	0.0	(56.3)
Income tax expense / (benefit) from discontinued operations	0.0	0.0	(15.9)
Net income / (loss) from discontinued operations	0.0	$ 0.0	$ (40.4)
Long Term Indebtedness, Less than or Equal to	$ 750.0